Vessels Under Construction	12 Months Ended
Dec. 31, 2018
Vessels under construction [Abstract]
Vessels under construction
Vessels under construction
The Company had no vessels under construction at December 31, 2018. Vessels under construction amounted to $6.7 million as of December 31, 2017.
A rollforward of activity within vessels under construction is as follows (in thousands):

Balance December 31, 2016	$180,000
Installment payments and other	29,642
Capitalized interest	361
Transferred to vessels	(203,293)
Balance December 31, 2017	$6,710
Installment payments and other	20,366
Transferred to vessels	(27,076)
Balance December 31, 2018	$—

During 2017, the Company agreed to acquire one Kamsarmax vessel from an unaffiliated third party for $25.5 million. $6.7 million of the contract price was paid as of December 31, 2017, with the remainder of the contract price paid in full and the vessel delivered from the Chinese shipyard in which it was constructed during 2018.